Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2018
Significant accounting policies
Statement of compliance and basis of preparation

The unaudited condensed consolidated interim financial statements for the six months ended June 30, 2018 have been prepared in accordance with International Accounting Standard 34 ‘Interim financial reporting’ (IAS 34) as issued by the IASB and IAS 34 as adopted by the European Union (EU). The unaudited condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended December 31, 2017, which have been prepared in accordance with the International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB) and as adopted by the EU.

The accounting policies applied in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those applied in the financial statements for the year ended December 31, 2017. New standards or interpretations applicable from January 1, 2018 do not have any significant impact on the unaudited condensed consolidated interim financial statements, except for the adoption of IFRS 15. We refer to note 5.1 of these unaudited condensed consolidated financial statements for additional information on the impact of the adoption of IFRS 15. The assessment of the impact of IFRS 16 Leases (applicable for annual periods beginning on or after January 1, 2019) is still ongoing. The Company plans to adopt IFRS 16 on its effective date.

All amounts herein are presented in thousands of €, unless otherwise indicated, rounded to the nearest € ‘000.

The unaudited condensed consolidated financial statements have been approved for issue by the Company’s Board of Directors (the Board) on July 31, 2018.

Going concern

Going concern

The Group has incurred net losses since its inception and for the six months ended June 30, 2018, its unaudited condensed consolidated interim statement of profit and loss and other comprehensive income reflects a net loss, and its unaudited condensed consolidated interim statement of financial position includes a loss carried forward. On July 31, 2018, the Board reviewed and approved the unaudited condensed consolidated interim financial statements and accounting standards. Taking into account the cash and cash equivalents and current financial asset position of €338.9 million on June 30, 2018, the Board is of the opinion that the Group is a going concern.

Whilst the current cash position is sufficient for the Group’s immediate and mid‑term needs, the Company may seek additional funding to support the continuing development of its portfolio of products or to be able to execute other business opportunities, to the extent that such continual investment is expected to derive future benefits.

Revenue recognition

Revenue recognition

Revenue from certain arrangements is recognized as the Group satisfies a combined performance obligation.

The Company recognizes upfront payments and milestone payments, allocated to a combined performance obligation over the estimated service period based on a pattern that reflects the transfer of the services. The revenue recognized would reflect the level of service during each period. In this case, the Group would use an input model that considers estimates of the percentage of total research and development service costs that are completed each period compared to the total estimated services costs (% of completion method).

Research and development service fees are recognized as revenue when costs are incurred and agreed by the parties as the Group is acting as a principal in the scope of its stake in the research and development activities of its ongoing license and collaboration agreements.

Measurement of share based payments

Measurement of share‑based payments

In accordance with IFRS 2—Share‑based Payment, the fair value of the options at grant date is recognized as an expense in the statement of profit and loss and other comprehensive income over the vesting period. Subsequently, the fair value recognized in equity is not re‑measured.

The fair value of each stock option granted during the year is calculated using the Black‑Scholes pricing model. This pricing model requires the input of subjective assumptions, which are detailed in note 4.8.

Recognition of deferred tax assets

Recognition of deferred tax assets

Deferred tax assets are recognized only if management assesses that these tax assets can be offset against positive taxable income within a foreseeable future.

This judgment is made by management on an ongoing basis and is based on budgets and business plans for the coming years, including planned commercial initiatives. These budgets and business plans are reviewed and approved by the Board.

Since inception, the Group has reported losses, and consequently, the Group has unused tax losses. The deferred tax assets are currently not deemed to meet the criteria for recognition as management is not able to provide any convincing positive evidence that deferred tax assets should be recognized. Therefore, management has concluded that deferred tax assets should not be recognized as of June 30, 2018.